GROUP CASH FLOW STATEMENT - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Profit before taxation	$ 235	$ 586	$ 246
Net interest expense	66	74	56
Depreciation, amortisation and impairment	617	567	562
Loss on disposal of property, plant and equipment and software	11	14	34
Share-based payments expense (equity-settled)	40	41	26
Share of results of associates	141	(9)	(14)
Gain on disposal of interest in associate		(75)	0
Net movement in post-retirement benefit obligations	6		1
Increase in inventories	(407)	(151)	(45)
(Increase)/decrease in trade and other receivables	(103)	(81)	209
Increase/(decrease) in trade and other payables and provisions	(25)	82	(103)
Cash generated from operations	581	1,048	972
Interest received	7	6	2
Interest paid	(73)	(80)	(61)
Income taxes (paid)	(47)	(97)
Income taxes refunded			22
Net cash inflow from operating activities	468	877	935
Cash flows from investing activities
Acquisitions, net of cash acquired	(113)	(285)	(170)
Capital expenditure	(358)	(408)	(443)
Net (purchase)/proceeds from sale of investments	(2)	(2)	(2)
Distribution from associate	1	4	9
Net cash used in investing activities	(472)	(691)	(606)
Cash flows from financing activities
Proceeds from issue of ordinary share capital	1	2	2
Purchase of own shares	(158)		(16)
Payment of capital element of lease liabilities	(54)	(59)	(55)
Settlement of borrowings due within one year	(407)	(267)	(5)
Proceeds from borrowings due after one year	485		1,950
Settlement of borrowings due after one year	(474)		(400)
Proceeds from own shares	5	12	9
Settlement of currency swaps	3	(4)	7
Equity dividends paid	(327)	(329)	(328)
Net cash (used in)/from financing activities	(926)	(645)	1,164
Net (decrease)/increase in cash and cash equivalents	(930)	(459)	1,493
Cash and cash equivalents at beginning of year	1,285	1,751	257
Exchange adjustments	(11)	(7)	1
Cash and cash equivalents at end of year	344	1,285	1,751
Restructuring and rationalisation expenses	120	108	117
Acquisition-related costs	22	28	24
Legal and other costs	(133)	(111)	75
Bank overdrafts	$ 6	$ 5	$ 11